Cash Flow Information	12 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information
5. Cash Flow Information
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2025 and 2026, respectively.

	Millions of yen
	2025	2026
Cash and Cash Equivalents	¥1,206,573	¥1,334,945
Restricted Cash	115,410	116,154

Cash, Cash Equivalents and Restricted Cash	¥1,321,983	¥1,451,099

Cash payments during fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	2024	2025	2026
Cash payments:
Interest	¥182,633	¥168,101	¥188,625
Income taxes, net *	3,507	113,122	—

*	From fiscal 2026, cash payments for “income taxes, net” are disclosed in Note 16 of “Income Taxes”, due to the adoption of Accounting Standards Update 2023-09.
The main
non-cash
activities in fiscal 2024, 2025 and 2026 are as follows.
In fiscal 2024, 2025 and 2026, real estate under operating leases of ¥9,442 million, ¥12,494 million and ¥16,903 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2024 and 202
5
, other assets of ¥29
million and

¥
2

million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2026, no other assets were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2024, 2025 and 2026, investment in securities of
¥
3,452 million, ¥
311
 million and ¥
1,129
 million, were recognized with the corresponding amounts of installment loans being derecognized as a result of restructuring.
In fiscal 2024, assets and liabilities decreased by ¥1,777 million and ¥0 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2025, assets and liabilities decreased by ¥3,201 million and ¥1,051 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of long-term debt. In fiscal 2026, assets and liabilities decreased by ¥1,255 million and ¥296 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2026, real estate under operating leases of ¥15,619 million were recognized with the corresponding amounts of installment loans being derecognized as a result of consolidation of certain VIEs at some subsidiaries. Recognition and derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.

ROU assets obtained in exchange for lease liabilities were not included in cash flows from investing activities or financing activities because they did not involve cash transactions. For further information, see Note 6 “Leases.”
In fiscal 2026, the convertible bonds with a carrying amount of
 ¥
107,208
million received in conjunction with the partial sale of shares in equity method investments were not included in cash flows from investing activities in the consolidated statements of cash flows because they did not involve cash transactions.